Note 13 - Commitments and Contingencies (Narrative) (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies [Abstract]
Monthly rent payable	$ 14,651		$ 14,651
Percentage of rent adjustment on annual basis			3.00%
Weighted average remaining lease term, operating lease	1 year 6 months		1 year 6 months		2 years
Weighted average discount rate, operating lease	7.00%		7.00%		7.00%
Rent expense	$ 52,346	$ 54,698	$ 117,876	$ 107,536	$ 225,274	$ 157,395
Weighted average remaining lease term, finance lease	2 years 5 months 8 days		2 years 5 months 8 days		2 years 9 months 18 days
Weighted average discount rate, finance lease	13.20%		13.20%		13.20%